PLANT AND EQUIPMENT (Schedule of Composition of Carrying Amounts ) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	$ 68,617	$ 71,211
Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	47,600	47,933
BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	4,319	4,911
GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	15,354	16,988
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,344	1,379
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	50,099	55,149
Land use rights and building [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	34,160	37,432
Land use rights and building [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,158	2,527
Land use rights and building [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	12,860	14,039
Land use rights and building [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	921	1,151
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,326	2,443
Office equipment [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,800	2,053
Office equipment [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	35	46
Office equipment [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	214	168
Office equipment [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	277	176
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	8,751	8,690
Machinery [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	6,294	5,649
Machinery [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	257	339
Machinery [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,071	2,652
Machinery [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	129	50
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,705	1,385
Motor vehicles [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,521	1,270
Motor vehicles [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	27	33
Motor vehicles [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	140	80
Motor vehicles [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	17	2
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	5,736	3,544
Construction in progress [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,825	1,529
Construction in progress [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,842	1,966
Construction in progress [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	69	49
Construction in progress [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment